Oct. 16, 2024
WisdomTree Dynamic Currency Hedged International Equity Fund

WisdomTree, Inc. (the “Index Provider”) implemented revised index methodologies for the WisdomTree Emerging Markets ex-China Index effective October 16, 2024, and for the WisdomTree Dynamic Currency Hedged International Equity Index and WisdomTree Dynamic Currency Hedged International SmallCap Equity Index effective October 30, 2024. As such, the descriptions of the same index methodologies included under the heading “Principal Investment Strategies of the Fund” in the summary section of the Prospectuses for each of the WisdomTree Emerging Markets ex-China Fund, WisdomTree Dynamic Currency Hedged International Equity Fund, and WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund are hereby revised as described below.

I.	WisdomTree Emerging Markets ex-China Fund

•	Effective October 16, 2024, the Index eligibility criterion requiring that a company not be “incorporated and domiciled” in China referenced in the second paragraph under the heading “Principal Investment Strategies of the Fund” is deleted and replaced with the requirement that a company not conduct its Primary Business Activities in China. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

II.	WisdomTree Dynamic Currency Hedged International Equity Fund and WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund

•	Effective October 30, 2024, the Index eligibility criterion requiring that a company be “incorporated” in a particular country referenced in the second paragraph under the heading “Principal Investment Strategies of the Fund” is deleted and replaced with the requirement that a company conduct its Primary Business Activities in one or more of those countries. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

•	Effective October 30, 2024, the fourth paragraph under the heading “Principal Investment Strategies of the Fund” in the summary section of each of the WisdomTree Dynamic Currency Hedged International Equity Fund and the WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund is hereby deleted in its entirety and replaced with the paragraph below.

The Index dynamically hedges currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The Index determines and adjusts the hedge ratios applicable to such foreign currencies on a monthly basis using four quantitative signals: momentum, interest rate differentials, low volatility, and time-series momentum. Momentum is measured by the one-month average of each currency’s spot price versus the U.S. dollar. Interest rate differentials are measured by the difference in interest rates, as implied in one month FX forwards, between each currency and the U.S. dollar. Low volatility is used to hedge exposure to the top two-thirds of currencies with the highest 24-month return volatilities. Time-series momentum is based on a broad trend in the U.S. dollar. This approach is designed to seek to limit losses related to foreign currencies when such currencies depreciate against the U.S. dollar while allowing for participation in gains related to foreign currencies when such currencies appreciate against the U.S. dollar. In seeking to track the performance of the Index, the Fund also aims to benefit from such currency movements while reducing the volatility associated with currency returns.

*     *     *

The changes described above will not affect the Funds’ investment objectives and are not expected to affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE